Property, Plant and Equipment - Summary of Breakdown of Property, Plant and Equipment by Country (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 84,517	€ 84,431	€ 83,054
Italy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	44,239	46,610
United States of America [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18,259	14,807
Romania [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,520	17,952
Brazil [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,167	3,092
Europe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	919	957
China [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	166	695
Other countries [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 247	€ 318